Investment Objectives and Goals - Impax Global Infrastructure ETF	Jan. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Impax Global Infrastructure ETF (the “Global Infrastructure ETF” or the “Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Infrastructure ETF’s investment objective is capital appreciation and income.